Income Taxes - Summary of Components of Deferred Tax (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities
Deferred tax liabilities	$ (1,850)	$ (1,416)
Net deferred tax liability	(1,850)	(1,416)
Non-capital losses carried forward [member]
Deferred tax assets
Deferred tax assets	5,175	5,690
Financing Fees [Member]
Deferred tax assets
Deferred tax assets	315	31
SR&ED [member]
Deferred tax assets
Deferred tax assets	55	28
Finance Lease Obligation [Member]
Deferred tax assets
Deferred tax assets	42
Provisions [member]
Deferred tax assets
Deferred tax assets	49
Biological assets [member]
Deferred tax liabilities
Deferred tax liabilities	(1,676)	(986)
inventory [member]
Deferred tax liabilities
Deferred tax liabilities	(1,639)	(1,989)
Investments in Equity Accounted Investees [member]
Deferred tax liabilities
Deferred tax liabilities	(41)	(153)
Other Investments [member]
Deferred tax liabilities
Deferred tax liabilities	(36)	(91)
Property, plant and equipments [member]
Deferred tax liabilities
Deferred tax liabilities	(1,285)	(968)
Intangible assets [member]
Deferred tax liabilities
Deferred tax liabilities	$ (2,809)	$ (2,978)